Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 6. Related-Party Transactions

As of June 30, 2017, GHC was the largest stockholder of the Company, and GHC is an affiliate of GHS. An affiliate of GHS is the site for clinical trial activities. Accounts payable to GHC and GHS for services approximated $61,935 at June 30, 2017 and December 31, 2016.

We have engaged clinical research firms and certain of the costs incurred have been paid or will be paid through the issuance of capital stock. See Note 3.

As of December 31, 2016, GHC was the majority stockholder of Oncolix, and GHC is an affiliate of GHS. An affiliate of GHS is the site for clinical trial activities. Accounts payable to GHC and GHS for services approximated $61,935 and $22,911 at December 31, 2016 and 2015, respectively.

We have engaged a contract manufacturer and clinical research firms and certain of the costs incurred have been paid or will be paid through the issuance of capital stock. See Notes 3 and 7.